Share-Based Payment (Details) - Schedule of number of RSs and modification in employee RSs - Number of RSs [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment (Details) - Schedule of number of RSs and modification in employee RSs [Line Items]
Outstanding at beginning of year	49,561	104,519	145,896
Granted			30,000
End of restriction period	(31,608)	(52,538)	(58,328)
Forfeited	(3,248)	(2,420)	(13,049)
Outstanding at end of year	14,105	49,561	104,519
The weighted average remaining contractual life for the restricted share	11 months 15 days	3 years 4 months 24 days	4 years 4 months 20 days